OPERATING LEASES - Schedule of Operating Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	$ 42,037	$ 56,387
Additions	0	0
Repayments	(16,519)	(14,372)
Modification	3,240
Foreign exchange translation	9	22
Operating lease obligation, ending balance	28,767	42,037
Current portion	13,860	16,783
Non-current portion	14,907	25,254
SFL
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	18,559	21,070
Additions	0	0
Repayments	(2,667)	(2,511)
Modification	0
Foreign exchange translation	0	0
Operating lease obligation, ending balance	15,892	18,559
Current portion	2,537
Non-current portion	13,355
Golden Hawk Lease
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	4,747	7,224
Additions	0	0
Repayments	(4,357)	(2,477)
Modification	3,240
Foreign exchange translation	0	0
Operating lease obligation, ending balance	3,630	4,747
Current portion	3,630
Non-current portion	0
Admiral Schmidt and Vitus Bering Leases
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	16,470	25,417
Additions	0	0
Repayments	(9,294)	(8,947)
Modification	0
Foreign exchange translation	0	0
Operating lease obligation, ending balance	7,176	16,470
Current portion	7,176
Non-current portion	0
Office Leases
Change In Operating Lease Obligations [Roll Forward]
Operating lease obligation, beginning balance	2,261	2,676
Additions	0	0
Repayments	(201)	(437)
Modification	0
Foreign exchange translation	9	22
Operating lease obligation, ending balance	2,069	$ 2,261
Current portion	517
Non-current portion	$ 1,552